Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Capital Advisors Growth Fund
Class Name	Investor Class
Trading Symbol	CIAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Capital Advisors Growth Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.capadvfunds.com/pages/how-to-invest. You can also request this information by contacting us at 1-866-205-0523.
Additional Information Phone Number	1-866-205-0523
Additional Information Website	https://www.capadvfunds.com/pages/how-to-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund underperformed its benchmark, the S&P 500* Index.
WHAT FACTORS INFLUENCED PERFORMANCE
• The S&P 500 Index (size-weighted) outperformed the equal-weighted version by 14% in 2024, the most significant divergence since 1998 during the run-up to the Tech Bubble. Company size has not mattered historically, with both index versions having logged the same average annual performance as of the end of 2022.
• The “Mag-7” group accounted for most of the S&P 500 Index’s 2024 gain. NVIDIA had the most significant impact, followed by Tesla and Meta. These three stocks more than doubled the effect of the other four members of the “Mag-7.” By investment style, “Value” underperformed “Growth” by over 20%.
• We kept the Strategy beta below 1.0 and retained ample “dry power” in 10% cash reserves (on average) in case a significant correction happened.
• We lightened the Fund’s semiconductor exposure by selling NXP Semiconductors. We strengthened exposure to natural gas, serving as a bridge energy source to nuclear as AI energy demands surge. We diversified our growth investments by targeting major innovations outside the United States. We also began what we expect to become a multi-year strategy around quantum computing.
• We believe the pace of significant global economic innovation is accelerating and are focused on raising the portfolio’s exposure to companies that can shape the development of those trends. We expect to retain a “”dry powder”” cash reserve to establish key new positions upon market volatility opportunities. We also constantly search for mispriced or undervalued opportunities. We believe this approach enhances the Strategy’s risk management profile while keeping attractive return potential in each holding.

Top Contributors
↑	GE Vernova, Inc.
↑	Apple, Inc.
↑	NVIDIA Corp.
↑	Amazon.com, Inc.
↑	JPMorgan Chase & Co.

Top Detractors
↓	Applied Materials, Inc.
↓	Freeport-McMoRan, Inc.
↓	NXP Semiconductor NV
↓	Schlumberger NV
↓	Danaher Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	23.39	14.30	11.82
S&P 500* Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.capadvfunds.com/pages/how-to-invest for more recent performance information. Visit https://www.capadvfunds.com/pages/how-to-invest for more recent performance information.
Net Assets	$ 137,903,304
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 891,559
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$137,903,304
Number of Holdings	37
Net Advisory Fee	$891,559
Portfolio Turnover	19%

Holdings [Text Block]

Top 10 Issuers	(%)
First American Government Obligations Fund	7.9%
Microsoft Corp.	6.7%
NVIDIA Corp.	6.6%
Amazon.com, Inc.	6.4%
Apple, Inc.	6.1%
JPMorgan Chase & Co.	5.0%
Accenture PLC	4.6%
Alphabet, Inc.	4.2%
Intuitive Surgical, Inc.	3.2%
GE Vernova, Inc.	2.5%

Updated Prospectus Web Address	https://www.capadvfunds.com/pages/how-to-invest